Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about credit rating [line items]
Amortized cost	€ 10,645	€ 10,227
Fair value	65,375	63,638
Total	76,020	73,865
AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,013	998
Fair value	5,400	7,033
Total	6,412	8,031
AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,421	3,930
Fair value	9,805	9,866
Total	14,226	13,796
A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,571	4,486
Fair value	20,674	20,486
Total	25,245	24,972
BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	668	803
Fair value	21,405	18,269
Total	22,073	19,072
BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4	33
Fair value	1,205	1,126
Total	1,209	1,160
B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	78	2
Fair value	492	579
Total	570	581
CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	8
Fair value	726	992
Total	733	992
Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5,668	5,286
Total	5,668	5,286
Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,763	10,253
Fair value	65,375	63,638
Total	76,138	73,891
ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(118)	(26)
Fair value	(341)	(238)
Total	(459)	(263)
Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,597	10,156
Fair value	62,258	60,264
Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,013	947
Fair value	5,265	6,836
Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,421	3,930
Fair value	9,114	9,191
Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,546	4,485
Fair value	19,771	19,474
Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	654	785
Fair value	20,895	17,679
Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4	33
Fair value	1,162	1,084
Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	78	2
Fair value	487	570
Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	720	986
Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4,844	4,444
Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,715	10,182
Fair value	62,258	60,264
Americas [member] | ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(118)	(26)
Fair value	(327)	(228)
United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,569	1,695
United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	25	38
United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	525	514
United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	220	220
United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	59	124
United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	740	797
United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,569	1,695
International [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	1
Fair value	1,395	1,514
International [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	37	35
International [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	167	161
International [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	1
Fair value	684	791
International [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	451	466
International [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	42	41
International [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5	9
International [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	6	6
International [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4	4
International [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	1
Fair value	1,395	1,514
International [member] | ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	(14)	(10)
Asset management [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	36	52
Fair value	126	124
Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		52
Fair value	73	123
Asset management [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	24
Asset management [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3
Asset management [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1
Asset management [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	8
Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	54	1
Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	36	52
Fair value	€ 126	€ 124